Employee Severance and Termination Costs	12 Months Ended
Dec. 31, 2011
Employee Severance and Termination Costs [Abstract]
Employee Severance and Termination Costs

23. Employee Severance and Termination Costs

Consistent with the Company’s strategy to continuously improve its cost structure and right-size its businesses, the Company has completed employment reduction actions across several of its businesses to reduce both direct and indirect costs, including overhead and general and administrative costs. As a result of these initiatives, the Company recorded a total of $20 million in employee severance and other termination costs for approximately 1,200 employees during the year ended December 31, 2011 and a total of $17 million in similar costs for approximately 700 employees during the year ended December 31, 2010. Employee severance and other termination costs are reported within cost of sales on the Consolidated Statement of Operations. The remaining balance to be paid for these initiatives was $11 million at December 31, 2011 and $12 million at December 31, 2010. Information on employee severance and other termination costs incurred by reportable segment for the years ended December 31, 2011 and 2010 is presented in the table below.

	Year Ended December 31,
	2011	2010
	(in millions)
Reportable Segment
Electronic Systems	$15	$11
C3 ISR	1	3
AM&M	3	3
NSS	1	—

Consolidated	$20	$17